Discontinued Operations - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020	Dec. 31, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Description of divest operations					During 2020, the Company implemented a plan to divest its California operations, which included the entirety of its Medicaid line of business, via three separate transactions with different parties.		During 2020, the Company implemented a plan to divest its California operations, which included the entirety of its Medicaid line of business, via three separate transactions with different parties.
Impairment of intangible assets								$ 98,300
Indemnification asset, net write offs							$ (3,475)	(19,219)	$ (7,330)
Unrecognized tax benefits accrued interest and penalties							2,900	3,400	6,900
Unrecognized tax benefits reduction due to applicable statute of limitations							2,874	12,622	6,435
Unrecognized tax benefits, income tax penalties expense							600	1,000	700
Unrecognized tax benefits, interest on income taxes expense							600	2,500
Income tax expense (benefit)			$ 435	$ 39	$ 451	$ 39	865	(232)	(113)
Unrecognized tax benefits offset by accrued taxes							600
Unrecognized tax benefits offset by accrued interest							600
Unrecognized tax benefits offset by accrued penalties							100
Unrecognized tax benefits							8,914	10,839	23,219		$ 29,509
Impairment of Intangible Assets, Finite-lived								21,400
Impairment of goodwill							0	0
Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Indemnification asset, net write offs							3,475	19,219	7,330
Unrecognized tax benefits accrued interest and penalties							10,000	12,800	29,000
Unrecognized tax benefits reduction due to applicable statute of limitations							2,900	12,600	6,400
Income tax expense (benefit)							4,100	16,200	8,400
Unrecognized tax benefits							2,800
Southern California Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gross sale price from disposal of operations		$ 2,500						2,500	1,300
Gain recognized from disposal of operations		1,300
Southern California Operations | Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain recognized from disposal of operations		$ 1,300
Fresno, California Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gross sale price from disposal of operations	$ 26,000
Gain recognized from disposal of operations	19,100
Fresno, California Operations | Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain recognized from disposal of operations	$ 19,000
California Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gross sale price from disposal of operations							1,000			$ 1,000
Net income (loss) from discontinued operations							3,700
Impairment of goodwill									37,800
California Operations | Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Indemnification asset, net write offs							$ 2,800	$ 19,200	$ 7,300